                          ADVANTUS INDEX 500 FUND, INC.
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                JANUARY 31, 1997
                                   (UNAUDITED)

                         ADVANTUS INDEX 500 FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               JANUARY 31, 1997
                                  (UNAUDITED)

                                     ASSETS

Investments in securities, at value - see accompanying
 schedule for detailed listing (identified cost: $5,150,126). .   $  5,495,783
Cash in bank on demand deposit. . . . . . . . . . . . . . . . .          7,037
Dividends receivable. . . . . . . . . . . . . . . . . . . . . .          4,990
Organizational costs. . . . . . . . . . . . . . . . . . . . . .         83,845
                                                                  ------------
  Total assets. . . . . . . . . . . . . . . . . . . . . . . . .      5,591,655
                                                                  ------------

                                   LIABILITIES

Payable to Adviser. . . . . . . . . . . . . . . . . . . . . . .         86,698
                                                                  ------------
  Total liabilities . . . . . . . . . . . . . . . . . . . . . .         86,698
                                                                  ------------
Net assets applicable to outstanding capital stock. . . . . . .   $  5,504,957
                                                                  ------------
                                                                  ------------
REPRESENTED BY:

 Capital stock - authorized 10 billion shares (Class A--2
  billion shares, Class B--2 billion shares, Class C--2 billion shares and 4 billion shares unallocated) of $.01 par value
  (note 1). . . . . . . . . . . . . . . . . . . . . . . . . . .   $      5,152
 Additional paid-in capital . . . . . . . . . . . . . . . . . .      5,147,047
 Undistributed net investment income. . . . . . . . . . . . . .          7,101
 Unrealized appreciation of investments . . . . . . . . . . . .        345,657
                                                                  ------------
  Total - representing net assets applicable to
   outstanding capital stock. . . . . . . . . . . . . . . . . .   $  5,504,957
                                                                  ------------
                                                                  ------------
Net assets applicable to outstanding Class A Shares . . . . . .   $  5,396,505
                                                                  ------------
                                                                  ------------
Net assets applicable to outstanding Class B Shares . . . . . .   $     54,226
                                                                  ------------
                                                                  ------------
Net assets applicable to outstanding Class C Shares . . . . . .   $     54,226
                                                                  ------------
                                                                  ------------
Shares outstanding and net asset value per share:
 Class A - Shares outstanding 505,073 . . . . . . . . . . . . .   $      10.68
                                                                  ------------
                                                                  ------------
 Class B - Shares outstanding 5,073 . . . . . . . . . . . . . .   $      10.69
                                                                  ------------
                                                                  ------------
 Class C - Shares outstanding 5,073 . . . . . . . . . . . . . .   $      10.69
                                                                  ------------
                                                                  ------------

                See accompanying notes to financial statements.

                         ADVANTUS INDEX 500 FUND, INC.
                            STATEMENT OF OPERATIONS
               PERIOD FROM SEPTEMBER 4, 1996 TO JANUARY 31, 1997
                                  (UNAUDITED)

Investment income:
 Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  6,829
 Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . .     5,324
                                                                  --------
  Total investment income. . . . . . . . . . . . . . . . . . . .    12,153
                                                                  --------

Expenses
 Investment advisory fee . . . . . . . . . . . . . . . . . . . .     1,616
 Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . .       500
 Administrative service fee. . . . . . . . . . . . . . . . . . .    18,000
 Directors' fees . . . . . . . . . . . . . . . . . . . . . . . .        22
 Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,709
 Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       145
                                                                  --------
  Total expenses . . . . . . . . . . . . . . . . . . . . . . . .    22,992

 Less fees and expenses waived or absorbed by Adviser:
  Other fund expenses. . . . . . . . . . . . . . . . . . . . . .   (20,140)

  Total net expenses . . . . . . . . . . . . . . . . . . . . . .     2,852
                                                                  --------
  Investment income - net. . . . . . . . . . . . . . . . . . . .     9,301
                                                                  --------
Net change in unrealized appreciation or depreciation on
 investments . . . . . . . . . . . . . . . . . . . . . . . . . .   345,656
                                                                  --------
Net increase in net assets resulting from operations . . . . . .  $354,957
                                                                  --------
                                                                  --------

               See accompanying notes to financial statements.

                        ADVANTUS INDEX 500 FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS
               PERIOD FROM SEPTEMBER 4, 1996 TO JANUARY 31, 1997
                                  (UNAUDITED)

Operations:
 Investment income - net. . . . . . . . . . . . . . . . . . . .  $    9,301
 Net change in unrealized appreciation or depreciation of
  investments . . . . . . . . . . . . . . . . . . . . . . . . .     345,656
                                                                 ----------
  Increase in net assets resulting from operations. . . . . . .     354,957
                                                                 ----------

Distributions to shareholders from net investment income:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .        (734)
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . . .        (733)
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . .        (733)
                                                                 ----------
  Total distributions . . . . . . . . . . . . . . . . . . . . .      (2,200)
                                                                 ----------
Capital share transactions (notes 4 and 5):
 Proceeds from sales:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .   5,050,000
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000

 Shares issued as a result of reinvested dividends:
  Class A . . . . . . . . . . . . . . . . . . . . . . . . . . .         734
  Class B . . . . . . . . . . . . . . . . . . . . . . . . . . .         733
  Class C . . . . . . . . . . . . . . . . . . . . . . . . . . .         733
                                                                 ----------
  Increase in net assets from capital share transactions. . . .   5,152,200
                                                                 ----------
  Total increase in net assets. . . . . . . . . . . . . . . . .   5,504,957

Net assets at beginning of period . . . . . . . . . . . . . . .          --
                                                                 ----------
Net assets at end of period. . . . . . . . . . . . . . . . . .   $5,504,957
                                                                 ----------
                                                                 ----------

                See accompanying notes to financial statements.

                        ADVANTUS INDEX 500 FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS
                               JANUARY 31, 1997
                                 (UNAUDITED)

(1)  ORGANIZATION

  Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

  The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

  On September 4, 1996, Advantus Capital Management, Inc. (Advantus Capital or the Adviser) purchased 5,000 Class A shares, 5,000 Class B shares and 5,000 Class C shares. Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company (MIMLIC Management) which is a wholly owned subsidiary of the Minnesota Mutual Life Insurance Company (Minnesota Mutual). Operations of the Fund did not formally commence until January 31, 1997 when the shares became effectively registered under the Securities Exchange Act of 1933. Prior to commencement of operations, Minnesota Mutual purchased 500,000 Class A shares for $5 million.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The significant accounting policies followed by the Fund are summarized as follows:

USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

                        ADVANTUS INDEX 500 FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)

INVESTMENTS IN SECURITIES

  Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors.
Such fair values are determined using pricing services or prices quoted by independent brokers. Short-term securities are valued at market.

  Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

FEDERAL TAXES

  The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

  Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DISTRIBUTIONS TO SHAREHOLDERS

  Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.


(3)  INVESTMENT SECURITY TRANSACTIONS

  For the period from September 4, 1996 to January 31, 1997, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $5,150,126 and $0, respectively.

                         ADVANTUS INDEX 500 FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS-CONTINUED


(4)  EXPENSES AND RELATED PARTY TRANSACTIONS

  The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged Minnesota Mutual to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services. Subject to a minimum annual fee of $12,000, Minnesota Mutual provides transfer agent services to Index Fund at an annual cost of $25 per shareholder account.

  The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to MIMLIC Sales Corporation (MIMLIC Sales), the underwriter of the Fund and wholly-owned subsidiary of MIMLIC Management, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class A Plan provides for a fee up to .30 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Distribution fees will begin on January 31, 1997, the commencement of operations of the Fund.

  The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

  The Fund pays an administrative services fee to Minnesota Mutual for accounting, auditing, legal and other administrative services which Minnesota Mutual provides. The administrative service fee is $3,600 per month.

  Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended January 31, 1997, Advantus Capital voluntarily agreed to absorb $20,140 in expenses which were otherwise payable by the Fund.

  As of January 31, 1997, Minnesota Mutual and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                             NUMBER OF
                                               SHARES     PERCENTAGE OWNED
                                             ---------    ----------------
Class A....................................   505,073          100.0%
Class B....................................     5,073          100.0%
Class C....................................     5,073          100.0%

                         ADVANTUS INDEX 500 FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS-CONTINUED

(4)  EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

  During the period ended January 31, 1997, legal fees, which are included in organizational costs, were paid to a law firm of which the Fund's secretary is a partner in the amount of 23,961.

(5)  ORGANIZATIONAL COSTS

  The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6)  CAPITAL SHARE TRANSACTIONS

  Transactions in shares for the period from September 4, 1996 to January 31, 1997 were as follows:

                                           Class A     Class B     Class C
                                          ---------   ---------   ---------
Sold....................................    505,000       5,000       5,000
Issued for reinvested distributions.....         73          73          73
Redeemed................................         --          --          --
                                          ---------   ---------   ---------
                                            505,073       5,073       5,073
                                          ---------   ---------   ---------
                                          ---------   ---------   ---------

(7)  FINANCIAL HIGHLIGHTS

  The inception of the Fund was July 3, 1996. Operations did not commence until January 31, 1997 when the shares of the Fund became effectively registered under the Securities Act of 1933. Accordingly, financial highlights are not presented for the period from July 3, 1996 to January 31, 1997.

                         ADVANTUS INDEX 500 FUND, INC.
                           INVESTMENTS IN SECURITIES
                               JANUARY 31, 1997
                                  (UNAUDITED)

     (Percentages of each investment category relate to total net assets.)

                                                                    MARKET
   SHARES                                                          VALUE (a)
COMMON STOCKS (99.8%)
 CAPITAL GOODS (7.8%)
  Machinery (7.6%)
     300  Allied-Signal, Inc . . . . . . . . . . . . . . . . . .  $   21,075
     200  AMP Incorporated . . . . . . . . . . . . . . . . . . .       8,150
     200  Applied Materials, Inc (b) . . . . . . . . . . . . . .       9,875
     300  Browning-Ferris Industries, Inc. . . . . . . . . . . .       9,750
     100  Case Corporation . . . . . . . . . . . . . . . . . . .       5,300
     200  Caterpillar, Inc.. . . . . . . . . . . . . . . . . . .      15,525
     200  Cooper Industries. . . . . . . . . . . . . . . . . . .       8,625
     200  Dana Corporation . . . . . . . . . . . . . . . . . . .       6,525
     200  Deere & Company... . . . . . . . . . . . . . . . . . .       8,550
     100  Dover Corporation. . . . . . . . . . . . . . . . . . .       4,950
     100  Eaton Corporation. . . . . . . . . . . . . . . . . . .       7,000
     200  Emerson Electric Company . . . . . . . . . . . . . . .      19,750
     100  Fluor Corporation  . . . . . . . . . . . . . . . . . .       7,112
   1,500  General Electric Company . . . . . . . . . . . . . . .     154,500
     100  Grainger W W, Inc. . . . . . . . . . . . . . . . . . .       7,725
     100  IKN Office Solutions, Inc. . . . . . . . . . . . . . .       4,413
     100  Illinois Tool Works, Inc.. . . . . . . . . . . . . . .       8,162
     200  Ingersoll-Rand Company . . . . . . . . . . . . . . . .       9,125
     200  ITT Corporation (b). . . . . . . . . . . . . . . . . .      11,425
     100  ITT Hartford Group . . . . . . . . . . . . . . . . . .       7,338
     600  Laidlaw, Inc (c) . . . . . . . . . . . . . . . . . . .       7,800
     100  Paccar, Inc. . . . . . . . . . . . . . . . . . . . . .       6,537
     100  Raychem Corporation. . . . . . . . . . . . . . . . . .       8,663
     100  Textron, Inc . . . . . . . . . . . . . . . . . . . . .       9,737
     200  Thermo Electron Corporation (b). . . . . . . . . . . .       6,825
     100  Tyco International Ltd . . . . . . . . . . . . . . . .       5,713
     100  Western Atlas Corporation (b). . . . . . . . . . . . .       6,787
     600  Westinghouse Electric Corporation. . . . . . . . . . .      11,025
     300  Whitman Corporation  . . . . . . . . . . . . . . . . .       6,900
     400  WMX Technologies, Inc. . . . . . . . . . . . . . . . .      14,650
                                                                  ----------
                                                                     419,512
                                                                  ----------
  Electronics (.2%)
     300  Advanced Micro Devices, Inc (b). . . . . . . . . . . .      10,500
                                                                  ----------

             See accompanying notes to investments in securities.

                         ADVANTUS INDEX 500 FUND, INC.
                     INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
   SHARES                                                          VALUE (a)
 CONSUMER GOODS AND SERVICES (33.7%)
  Consumer Goods (19.8%)
     700  Abbott Laboratories. . . . . . . . . . . . . . . . . .  $   38,063
     200  American Brands, Inc . . . . . . . . . . . . . . . . .      10,200
     600  American Home Products Corporation . . . . . . . . . .      38,025
     200  Amgen, Inc (b) . . . . . . . . . . . . . . . . . . . .      11,275
     400  Anheuser-Busch Companies, Inc. . . . . . . . . . . . .      17,000
     100  Avon Products. . . . . . . . . . . . . . . . . . . . .       6,275
     200  Baxter International, Inc. . . . . . . . . . . . . . .       9,225
     200  Becton, Dickinson and Company. . . . . . . . . . . . .       9,850
     200  Boston Scientific Corporation (b). . . . . . . . . . .      13,650
     500  Bristol-Myers Squibb Company . . . . . . . . . . . . .      63,500
     200  Brown-Forman, Inc. . . . . . . . . . . . . . . . . . .       8,800
     200  Cabletron Systems Incorporated (b) . . . . . . . . . .       6,950
     100  Clorox Company . . . . . . . . . . . . . . . . . . . .      11,862
   2,300  Coca-Cola Company. . . . . . . . . . . . . . . . . . .     133,113
     100  Colgate-Palmolive Company. . . . . . . . . . . . . . .       9,675
     600  Columbia/HCA Healthcare Corporation. . . . . . . . . .      23,700
     500  Eli Lilly & Company. . . . . . . . . . . . . . . . . .      43,562
     500  Gillette Company . . . . . . . . . . . . . . . . . . .      40,750
     100  Guidant Corporation. . . . . . . . . . . . . . . . . .       5,575
     200  Healthsouth Rehabilitation Corporation (b) . . . . . .       8,725
     200  International Flavors & Fragrances, Inc. . . . . . . .       8,875
   1,200  Johnson & Johnson. . . . . . . . . . . . . . . . . . .      69,150
     200  Mallinckrodt, Inc. . . . . . . . . . . . . . . . . . .       8,200
     200  Medtronic, Inc . . . . . . . . . . . . . . . . . . . .      13,700
   1,100  Merck & Company., Inc. . . . . . . . . . . . . . . . .      99,825
   1,400  Pepsico, Inc.. . . . . . . . . . . . . . . . . . . . .      48,825
     600  Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . .      55,725
     400  Pharmacia & UpJohn . . . . . . . . . . . . . . . . . .      14,900
     700  Philip Morris Companies, Inc.. . . . . . . . . . . . .      83,213
     600  Procter & Gamble Company . . . . . . . . . . . . . . .      69,300
     300  Schering-Plough Corporation. . . . . . . . . . . . . .      22,688
     300  Service Corporation International. . . . . . . . . . .       8,700
     200  St. Jude Medical, Inc (b). . . . . . . . . . . . . . .       7,575
     300  Tenet Healthcare Corporation (b) . . . . . . . . . . .       8,100
     300  Seagram Company Ltd (c). . . . . . . . . . . . . . . .      11,887
     100  Unilever N.V. (c). . . . . . . . . . . . . . . . . . .      16,450
     200  United Health Care . . . . . . . . . . . . . . . . . .       9,750
     200  UST, Inc . . . . . . . . . . . . . . . . . . . . . . .       6,150
     200  Warner-Lambert Company . . . . . . . . . . . . . . . .      16,100
                                                                  ----------
                                                                   1,088,888
                                                                  ----------

             See accompanying notes to investments in securities.

                         ADVANTUS INDEX 500 FUND, INC.
                     INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
   SHARES                                                          VALUE (a)
  Consumer Services (4.1%)
     200  Cognizant Corporation (b). . . . . . . . . . . . . . .  $    6,425
     400  Comcast Corporation. . . . . . . . . . . . . . . . . .       7,350
     300  CUC International, Inc (b) . . . . . . . . . . . . . .       7,425
     600  Walt Disney Company. . . . . . . . . . . . . . . . . .      43,950
     200  R.R. Donnelley & Sons Company. . . . . . . . . . . . .       6,250
     300  Dun & Bradstreet Corporation . . . . . . . . . . . . .       7,200
     300  Eastman Kodak Company. . . . . . . . . . . . . . . . .      26,025
     100  Gannett Company. . . . . . . . . . . . . . . . . . . .       7,663
     200  Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . .       7,900
     100  HFS Incorporated (b) . . . . . . . . . . . . . . . . .       7,000
     300  Hilton Hotels Corporation. . . . . . . . . . . . . . .       8,550
     100  Marriott International, Inc. . . . . . . . . . . . . .       5,312
     300  Mattel, Inc. . . . . . . . . . . . . . . . . . . . . .       8,438
     600  McDonalds Corporation. . . . . . . . . . . . . . . . .      27,300
     200  Mcgraw-Hill Companies, Inc.. . . . . . . . . . . . . .       9,950
     500  Time Warner, Inc . . . . . . . . . . . . . . . . . . .      19,250
     100  Times Mirror Company . . . . . . . . . . . . . . . . .       4,725
     200  Tribune Company. . . . . . . . . . . . . . . . . . . .       7,650
     300  Viacom (b) . . . . . . . . . . . . . . . . . . . . . .      10,275
                                                                  ----------
                                                                     228,638
                                                                  ----------
  Food (2.9%)
     200  Albertson's Incorporated . . . . . . . . . . . . . . .       7,000
     500  Archer-Daniels-Midland Company . . . . . . . . . . . .       9,875
     200  Campbell Soup Company. . . . . . . . . . . . . . . . .      16,600
     200  Conagra, Inc.. . . . . . . . . . . . . . . . . . . . .      10,100
     100  CPC International. . . . . . . . . . . . . . . . . . .       7,687
     100  General Mills, Inc.. . . . . . . . . . . . . . . . . .       6,775
     300  H.J. Heinz Company . . . . . . . . . . . . . . . . . .      12,075
     200  Hershey Foods Corporation. . . . . . . . . . . . . . .       8,450
     200  Kellogg Company. . . . . . . . . . . . . . . . . . . .      13,925
     200  Kroger Company (b) . . . . . . . . . . . . . . . . . .       9,550
     200  Quaker Oats Company  . . . . . . . . . . . . . . . . .       7,675
     100  Ralston-Ralston Purina Group . . . . . . . . . . . . .       7,863
     400  Sara Lee Corporation . . . . . . . . . . . . . . . . .      15,800
     300  Super Valu, Inc. . . . . . . . . . . . . . . . . . . .       9,262
     200  Sysco Corporation. . . . . . . . . . . . . . . . . . .       6,575
     200  Winn-Dixie Stores, Incorporated. . . . . . . . . . . .       6,100
     100  WM. Wrigley Jr. Company. . . . . . . . . . . . . . . .       5,813
                                                                  ----------
                                                                     161,125
                                                                  ----------

             See accompanying notes to investments in securities.

                         ADVANTUS INDEX 500 FUND, INC.
                     INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
   SHARES                                                          VALUE (a)
  Retail (3.9%)
     200  American Stores Company. . . . . . . . . . . . . . . .  $    8,400
     200  CVS Corporation. . . . . . . . . . . . . . . . . . . .       8,650
     200  Dayton Hudson Corporation. . . . . . . . . . . . . . .       7,525
     300  Dillard Department Stores, Inc . . . . . . . . . . . .       8,962
     200  Federated Department Stores (b). . . . . . . . . . . .       6,575
     300  Gap, Incorporated. . . . . . . . . . . . . . . . . . .       8,625
     400  Home Depot, Inc. . . . . . . . . . . . . . . . . . . .      19,800
     700  K Mart Corporation (b) . . . . . . . . . . . . . . . .       7,788
     200  May Department Stores Company  . . . . . . . . . . . .       8,900
     300  Nike, Inc. . . . . . . . . . . . . . . . . . . . . . .      20,362
     200  J.C. Penney Company, Inc.. . . . . . . . . . . . . . .       9,475
     300  Price/Costco Corporation (b) . . . . . . . . . . . . .       7,988
     200  Rite Aid Corporation . . . . . . . . . . . . . . . . .       8,000
     300  Sears, Roebuck and Company.. . . . . . . . . . . . . .      14,400
     400  Limited, Inc.. . . . . . . . . . . . . . . . . . . . .       6,850
     200  Toys R Us (b). . . . . . . . . . . . . . . . . . . . .       5,000
   2,000  Wal-Mart Stores, Inc.. . . . . . . . . . . . . . . . .      47,500
     200  Walgreen Company.. . . . . . . . . . . . . . . . . . .       8,225
                                                                  ----------
                                                                     213,025
                                                                  ----------
  Consumer Cyclicals (3.0%)
     300  Autozone, Inc (b). . . . . . . . . . . . . . . . . . .       6,487
     600  Chrysler Corporation Holding Company.. . . . . . . . .      20,925
     200  Corning, Inc . . . . . . . . . . . . . . . . . . . . .       7,125
   1,000  Ford Motor . . . . . . . . . . . . . . . . . . . . . .      32,125
     200  Fruit of the Loom (b). . . . . . . . . . . . . . . . .       8,025
     700  General Motors Corporation . . . . . . . . . . . . . .      41,300
     200  Genuine Parts Company. . . . . . . . . . . . . . . . .       8,825
     100  Goodyear Tire & Rubber Company . . . . . . . . . . . .       5,450
     100  Interpublic Group Company. . . . . . . . . . . . . . .       4,938
     200  Newell Company . . . . . . . . . . . . . . . . . . . .       6,600
     300  Rubbermaid Incorporated. . . . . . . . . . . . . . . .       6,937
     100  V.F. Corporation . . . . . . . . . . . . . . . . . . .       6,650
     200  Whirlpool Corporation. . . . . . . . . . . . . . . . .      10,175
                                                                  ----------
                                                                     165,562
                                                                  ----------
 Credit Sensitive (23.9%)
  Building (.7%)
     100  Armstrong World Industries, Inc. . . . . . . . . . . .       7,100
     200  Lowe's Companies, Inc. . . . . . . . . . . . . . . . .       6,625
     200  Masco Corporation. . . . . . . . . . . . . . . . . . .       6,900

              See accompanying notes to investments in securities.

                         ADVANTUS INDEX 500 FUND, INC.
                     INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
   SHARES                                                          VALUE (a)
  Building - continued
     200  PPG Industries, Incorporated . . . . . . . . . . . . .  $   10,700
     100  Sherwin-Williams Company . . . . . . . . . . . . . . .       5,550
                                                                  ----------
                                                                      36,875
                                                                  ----------
  Finance (14.7%)
     100  Aetna, Incorporated. . . . . . . . . . . . . . . . . .       7,900
     400  Allstate Corporation . . . . . . . . . . . . . . . . .      26,300
     400  American Express Company . . . . . . . . . . . . . . .      24,950
     200  American General Corporation . . . . . . . . . . . . .       7,975
     400  American Internationl Group, Inc.. . . . . . . . . . .      48,450
     100  AON Corporation. . . . . . . . . . . . . . . . . . . .       6,463
     400  Banc One Corporation . . . . . . . . . . . . . . . . .      18,150
     100  Bank of Boston Corporation . . . . . . . . . . . . . .       7,125
     300  Bank of New York Co, Inc . . . . . . . . . . . . . . .      10,988
     300  Bankamerica Corporation. . . . . . . . . . . . . . . .      33,487
     100  Bankers Trust New York Corporation . . . . . . . . . .       8,500
     200  Barnett Banks, Inc.. . . . . . . . . . . . . . . . . .       8,800
     400  Chase Manhattan Corporation  . . . . . . . . . . . . .      37,000
     200  Chubb Corporation. . . . . . . . . . . . . . . . . . .      10,900
     100  Cigna Corporation. . . . . . . . . . . . . . . . . . .      15,163
     400  Citicorp . . . . . . . . . . . . . . . . . . . . . . .      46,550
     100  Comerica . . . . . . . . . . . . . . . . . . . . . . .       5,712
     100  Conseco, Incorporated. . . . . . . . . . . . . . . . .       7,350
     200  Corestates Financial Corporation.. . . . . . . . . . .       9,950
     200  Dean Witter Discover & Company . . . . . . . . . . . .       7,625
     800  Federal Home Loan Mortgage Corporation . . . . . . . .      24,200
   1,000  Federal National Mortgage Association. . . . . . . . .      39,500
     100  Fifth Third Bancorp. . . . . . . . . . . . . . . . . .       7,738
     100  First Bank Systems, Incorporated . . . . . . . . . . .       7,600
     300  First Chicago Corporation. . . . . . . . . . . . . . .      17,137
     400  First Data Corporation . . . . . . . . . . . . . . . .      14,400
     300  First Union Corporaiton. . . . . . . . . . . . . . . .      25,088
     200  Fleet Financial Group, Incorporated. . . . . . . . . .      10,800
     100  General Re Corporation . . . . . . . . . . . . . . . .      16,150
     100  Golden West Financial Corporation. . . . . . . . . . .       6,712
     200  Great Western Financial Corporation. . . . . . . . . .       6,325
     200  Green Tree Financial Corporation . . . . . . . . . . .       7,775
     100  Household International, Inc.. . . . . . . . . . . . .       9,913
     200  Keycorp. . . . . . . . . . . . . . . . . . . . . . . .      10,475
     100  Lincoln National Corporation . . . . . . . . . . . . .       5,362
     100  Loews Corporation. . . . . . . . . . . . . . . . . . .       9,888
     100  Marsh & McLennen . . . . . . . . . . . . . . . . . . .      10,775

             See accompanying notes to investments in securities.

                         ADVANTUS INDEX 500 FUND, INC.
                     INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
   SHARES                                                          VALUE (a)
  Finance - continued
     200  MBNA Corporation . . . . . . . . . . . . . . . . . . .  $    6,900
     100  Mellon Bank Corporation. . . . . . . . . . . . . . . .       7,462
     200  Merrill Lynch & Company, Inc.. . . . . . . . . . . . .      16,850
     200  J.P. Morgan  & Company, Incorporated . . . . . . . . .      20,600
     100  Morgan Stanley Group . . . . . . . . . . . . . . . . .       5,713
     200  National City Corporation. . . . . . . . . . . . . . .       9,075
     365  Nationsbank Corporation. . . . . . . . . . . . . . . .      39,420
     300  Norwest Corporation. . . . . . . . . . . . . . . . . .      14,287
     300  PNC Bank Corporation . . . . . . . . . . . . . . . . .      11,925
     100  Republic New York Corporation. . . . . . . . . . . . .       8,863
     200  Safeco Corporation . . . . . . . . . . . . . . . . . .       7,600
     100  Salomon, Inc . . . . . . . . . . . . . . . . . . . . .       5,525
     100  St. Paul Companies, Inc. . . . . . . . . . . . . . . .       6,250
     200  Suntrust Banks, Inc. . . . . . . . . . . . . . . . . .      10,000
     100  Transamerica Corporation . . . . . . . . . . . . . . .       8,225
     200  U.S. Bancorp . . . . . . . . . . . . . . . . . . . . .       9,112
     100  Unum Corporation . . . . . . . . . . . . . . . . . . .       7,563
     100  Wachovia Corporation . . . . . . . . . . . . . . . . .       5,762
     100  Wells Fargo & Company. . . . . . . . . . . . . . . . .      30,475
                                                                  ----------
                                                                     810,783
                                                                  ----------

  Utilities (8.5%)
     400  Airtouch Communications (b). . . . . . . . . . . . . .      10,350
     200  Alltel Corp. . . . . . . . . . . . . . . . . . . . . .       6,425
     200  American Electric Power Company, Inc . . . . . . . . .       8,275
     500  Ameritech. . . . . . . . . . . . . . . . . . . . . . .      29,875
   1,400  AT&T Corporation . . . . . . . . . . . . . . . . . . .      55,125
     400  Bell Atlantic Corporation. . . . . . . . . . . . . . .      26,900
     900  Bellsouth Corporation. . . . . . . . . . . . . . . . .      39,938
     200  Carolina Power & Light Company . . . . . . . . . . . .       7,525
     300  Central & Southwest Corporation. . . . . . . . . . . .       7,575
     200  Cinergy Corporation. . . . . . . . . . . . . . . . . .       6,900
     200  Consolidated Edison Company of New York. . . . . . . .       6,200
     100  Consolidated Natural Gas Company . . . . . . . . . . .       5,562
     200  Dominion Resources, Inc. . . . . . . . . . . . . . . .       7,925
     200  DTE Energy Company . . . . . . . . . . . . . . . . . .       6,275
     200  Duke Power Company . . . . . . . . . . . . . . . . . .       9,375
     400  Edison International . . . . . . . . . . . . . . . . .       8,550
     200  Enron Corporation. . . . . . . . . . . . . . . . . . .       8,250

             See accompanying notes to investments in securities.

                         ADVANTUS INDEX 500 FUND, INC.
                     INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
   SHARES                                                          VALUE (a)
  Utilities-continued
   300  Entergy Corporation. . . . . . . . . . . . . . . . . . .  $    8,063
   200  FPL Group, Inc.. . . . . . . . . . . . . . . . . . . . .       8,850
   300  Frontier Corporation . . . . . . . . . . . . . . . . . .       6,562
   800  GTE Corporation. . . . . . . . . . . . . . . . . . . . .      37,600
   300  Houston Industries, Incorporated . . . . . . . . . . . .       6,788
   400  Nynex Corporation. . . . . . . . . . . . . . . . . . . .      20,250
   400  Pacific Telesis Group. . . . . . . . . . . . . . . . . .      15,700
   300  Pacificorp . . . . . . . . . . . . . . . . . . . . . . .       6,375
   300  Peco Energy Company. . . . . . . . . . . . . . . . . . .       6,900
   400  Pacific Gas & Electric Corporation . . . . . . . . . . .       9,100
   300  Public Service Enterprise Group, Inc.. . . . . . . . . .       8,212
   500  SBC Communications, Inc. . . . . . . . . . . . . . . . .      27,438
   600  Southern Company . . . . . . . . . . . . . . . . . . . .      13,125
   200  Texas Utilities Company. . . . . . . . . . . . . . . . .       8,100
   300  Unicom Corporation.. . . . . . . . . . . . . . . . . . .       7,087
   400  U.S. West Communications Group . . . . . . . . . . . . .      13,150
   600  U.S. West Media Group (b). . . . . . . . . . . . . . . .      11,175
                                                                  ----------
                                                                     465,500
                                                                  ----------
 INTERMEDIATE GOODS AND SERVICES (17.3%)
  Energy (9.4%)
     100  Amerada Hess Corporation . . . . . . . . . . . . . . .       5,900
     500  Amoco Corporation. . . . . . . . . . . . . . . . . . .      43,500
     200  Ashland Incorporated . . . . . . . . . . . . . . . . .       8,625
     100  Atlantic Richfield Company . . . . . . . . . . . . . .      13,225
     200  Baker Hughes, Incorporated . . . . . . . . . . . . . .       7,800
     100  Burlington Resources, Inc. . . . . . . . . . . . . . .       4,975
     600  Chevron Corporation. . . . . . . . . . . . . . . . . .      39,825
     100  Coastal Corporation  . . . . . . . . . . . . . . . . .       4,838
     200  Dresser Industries, Inc. . . . . . . . . . . . . . . .       6,775
   1,100  Exxon Corporation. . . . . . . . . . . . . . . . . . .     113,987
     100  Halliburton Company  . . . . . . . . . . . . . . . . .       7,237
     100  Kerr-McGee Corporation . . . . . . . . . . . . . . . .       6,875
     100  Louisiana Land & Exploration Company . . . . . . . . .       5,625
     400  Mobil Corporation  . . . . . . . . . . . . . . . . . .      52,500
     300  Occidental Petroleum Corporation . . . . . . . . . . .       7,650
     200  Panenergy Corporation. . . . . . . . . . . . . . . . .       9,225
     100  Pennzoil Company . . . . . . . . . . . . . . . . . . .       6,238
     200  Phillips Petroleum Company . . . . . . . . . . . . . .       8,825
     500  Royal Dutch Petroleum ADR (c). . . . . . . . . . . . .      86,750
     200  Schlumberger Limited . . . . . . . . . . . . . . . . .      22,225
     100  Sonat, Inc.. . . . . . . . . . . . . . . . . . . . . .       5,325

              See accompanying notes to investments in securities.

                         ADVANTUS INDEX 500 FUND, INC.
                     INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
   SHARES                                                          VALUE (a)
  Energy - continued
     200  Tenneco, Inc . . . . . . . . . . . . . . . . . . . . .  $    8,000
     200  Texaco, Inc. . . . . . . . . . . . . . . . . . . . . .      21,175
     200  Union Pacific Resources Group, Inc.. . . . . . . . . .       5,675
     200  Unocal Corporation . . . . . . . . . . . . . . . . . .       8,425
     300  USX - Marathon Group . . . . . . . . . . . . . . . . .       7,987
                                                                  ----------
                                                                     519,187
                                                                  ----------
  Materials (6.7%)
     100  Air Products and Chemicals, Inc. . . . . . . . . . . .       7,138
     200  Alcan Aluminium Limited (c). . . . . . . . . . . . . .       7,050
     300  Allegheny Teledyne Incorporated. . . . . . . . . . . .       7,125
     200  Aluminum Company of America. . . . . . . . . . . . . .      13,800
     200  Avery Dennison Corporation . . . . . . . . . . . . . .       7,325
     300  Barrick Gold Corporation (c) . . . . . . . . . . . . .       8,062
     200  Bemis Company, Inc . . . . . . . . . . . . . . . . . .       8,175
     200  Champion International Corporation . . . . . . . . . .       8,375
     100  Crown Cork & Seal Company, Inc . . . . . . . . . . . .       5,750
     200  Dow Chemical Company . . . . . . . . . . . . . . . . .      15,425
     500  E.I. Du Pont De Nemours and Company. . . . . . . . . .      54,813
     400  Freeport-Mcmoran Copper. . . . . . . . . . . . . . . .      11,500
     100  Georgia-Pacific Corporation. . . . . . . . . . . . . .       7,362
     100  W.R. Grace & Co. . . . . . . . . . . . . . . . . . . .       4,975
     200  Inco Limited (c) . . . . . . . . . . . . . . . . . . .       6,775
     300  International Paper Company. . . . . . . . . . . . . .      12,263
     300  Kimberly-Clark Corporation . . . . . . . . . . . . . .      29,250
     100  Mead Corporation . . . . . . . . . . . . . . . . . . .       5,625
     500  Monsanto Company . . . . . . . . . . . . . . . . . . .      18,937
     200  Morton International . . . . . . . . . . . . . . . . .       8,125
     200  Newmont Mining Corporation . . . . . . . . . . . . . .       7,975
     100  Nucor Corporation. . . . . . . . . . . . . . . . . . .       5,200
     100  Phelps Dodge Corporation . . . . . . . . . . . . . . .       6,988
     100  Pioneer Hi-Bred International, Inc . . . . . . . . . .       6,737
     300  Placer Dome, Inc (c) . . . . . . . . . . . . . . . . .       6,113
     200  Praxair, Inc . . . . . . . . . . . . . . . . . . . . .       9,275
     100  Rohm and Haas Company. . . . . . . . . . . . . . . . .       8,200
     200  Williams Company . . . . . . . . . . . . . . . . . . .       8,025
     600  Travelers Group, Incorporated. . . . . . . . . . . . .      31,425
     100  Union Camp Corporation . . . . . . . . . . . . . . . .       4,737
     200  Union Carbide Corporation. . . . . . . . . . . . . . .       9,075
     200  Weyerhaeuser Company . . . . . . . . . . . . . . . . .       9,100
     100  Willamette Industries, Incorporated. . . . . . . . . .       6,288
                                                                  ----------
                                                                     366,988
                                                                  ----------

              See accompanying notes to investments in securities.

                         ADVANTUS INDEX 500 FUND, INC.
                     INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
   SHARES                                                          VALUE (a)
  Transportation (1.2%)
     100  AMR Corporation (b). . . . . . . . . . . . . . . . . .  $    8,050
     100  Burlington Northern Santa Fe . . . . . . . . . . . . .       8,750
     100  Conrail Corporation. . . . . . . . . . . . . . . . . .      10,725
     200  CSX Corporation. . . . . . . . . . . . . . . . . . . .       9,700
     100  Delta Air Lines, Inc.. . . . . . . . . . . . . . . . .       7,900
     100  Norfolk Southern Corporation . . . . . . . . . . . . .       8,862
     200  Union Pacific Corporation. . . . . . . . . . . . . . .      12,000
                                                                  ----------
                                                                      65,988
                                                                  ----------
 TECHNOLOGY (17.1%)
     300  Automatic Data Processing, Inc . . . . . . . . . . . .      12,413
     300  Bay Networks, Inc (b). . . . . . . . . . . . . . . . .       6,525
     300  Boeing Company . . . . . . . . . . . . . . . . . . . .      32,137
     600  Cisco Systems, Inc (b) . . . . . . . . . . . . . . . .      41,850
     200  Compaq Computer Corporation (b). . . . . . . . . . . .      17,375
     300  Computer Associates International. . . . . . . . . . .      13,613
     100  Computer Sciences Corporation (b). . . . . . . . . . .       7,075
     200  Dell Computer Corporation (b). . . . . . . . . . . . .      13,225
     200  Digital Equipment (b). . . . . . . . . . . . . . . . .       7,500
     400  DSC Communications (b) . . . . . . . . . . . . . . . .       9,000
     200  EMC Corporation (b). . . . . . . . . . . . . . . . . .       7,575
     900  Hewlett-Packard Company. . . . . . . . . . . . . . . .      47,363
     100  Honeywell, Inc.. . . . . . . . . . . . . . . . . . . .       7,212
     500  International Business Machines Corporation. . . . . .      78,625
     800  Intel. . . . . . . . . . . . . . . . . . . . . . . . .     129,800
     200  Lockheed Martin Corporation. . . . . . . . . . . . . .      18,400
     600  Lucent Technologies, Incorporated. . . . . . . . . . .      32,550
     300  LSI Logic Corporation (b). . . . . . . . . . . . . . .      10,425
     200  McDonnell Douglas Corporation. . . . . . . . . . . . .      13,450
     600  MCI Communications . . . . . . . . . . . . . . . . . .      21,075
     200  Micron Technology, Inc . . . . . . . . . . . . . . . .       6,950
   1,100  Microsoft Corporation (b). . . . . . . . . . . . . . .     112,200
     400  Minnesota Mining and Manufacturing Company . . . . . .      34,100
     500  Motorola . . . . . . . . . . . . . . . . . . . . . . .      34,125
     300  National Semiconductor Corporation (b) . . . . . . . .       8,325
     200  Northern Telecom Limited . . . . . . . . . . . . . . .      14,725
     100  Northrop Grumman Corporation . . . . . . . . . . . . .       7,812
     600  Oracle Corporation (b) . . . . . . . . . . . . . . . .      23,325
     100  Pitney Bowes, Inc. . . . . . . . . . . . . . . . . . .       5,762
     200  Raytheon Company . . . . . . . . . . . . . . . . . . .       9,175
     200  Rockwell International Corporation . . . . . . . . . .      13,150
     200  Seagate Technology, Incorporated (b) . . . . . . . . .      10,300
     300  Silicon Graphics, Incorporated (b) . . . . . . . . . .       8,213

              See accompanying notes to investments in securities.

                         ADVANTUS INDEX 500 FUND, INC.
                     INVESTMENTS IN SECURITIES - CONTINUED

                                                                    MARKET
   SHARES                                                          VALUE (a)
 Technology - continued
     400  Sprint Corporation . . . . . . . . . . . . . . . . . .  $   16,300
     300  Sun Microsystems, Inc (b). . . . . . . . . . . . . . .       9,525
     600  Tele-Communications, Inc (b) . . . . . . . . . . . . .       7,987
     200  Tellabs, Incorporated (b). . . . . . . . . . . . . . .       8,238
     200  Texas Instruments, Incorporated  . . . . . . . . . . .      15,675
     100  TRW, Inc.. . . . . . . . . . . . . . . . . . . . . . .       5,075
     200  United Technologies Corporation. . . . . . . . . . . .      13,950
     800  Worldcom, Incorported. . . . . . . . . . . . . . . . .      20,100
     300  Xerox Corporation. . . . . . . . . . . . . . . . . . .      17,587
     200  3 Com (b). . . . . . . . . . . . . . . . . . . . . . .      13,425
                                                                  ----------
                                                                     943,212
                                                                  ----------
          Total common stocks (cost: $5,150,126) . . . . . . . .   5,495,783
                                                                  ----------
          Total investments in securities
           (cost: $5,150,126) (d). . . . . . . . . . . . . . . .  $5,495,783
                                                                  ----------
                                                                  ----------

NOTES TO INVESTMENTS IN SECURITIES

(a) Securites are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 2.7% of net assets in foreign securities as of January 31, 1997.
(d) At January 31, 1997 the cost of securities for federal income tax purposes was $5,150,126. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation.. . . . . . . . . . . . . . . . $  383,586
    Gross unrealized depreciation . . . . . . . . . . . . . . . .    (37,929)
                                                                  ----------
    Net unrealized appreciation.. . . . . . . . . . . . . . . . . $  345,657
                                                                  ----------
                                                                  ----------